Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES	Leases
We lease office facilities under noncancelable operating lease agreements. During the periods from January 1, 2022 through January 26, 2022 (Predecessor), from January 27, 2022 through December 31, 2022 (Successor), and the year ended December 31, 2023 (Successor), we had leases for office facilities in Marina del Rey, California; Bellevue, Washington; and Guelph, Canada.
The components of lease expense were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Operating lease expense	$2,141	$1,923	$142
Short-term lease expense	122	130	12
Variable lease expense	311	310	—
Total lease expense	$2,574	$2,363	$154
Variable lease expense is primarily attributable to amounts paid to lessors for common area maintenance and utility charges under our real estate leases.
Supplemental information related to leases was as follows:

Successor
As of December 31, 2023
Weighted average remaining lease terms (in years)	6.4
Weighted average discount rate	5.2%
Maturities of lease liabilities by fiscal year for our operating leases are as follows:

Successor
As of December 31, 2023
2024	$2,589
2025	2,244
2026	278
2027	282
2028	282
Thereafter	980
Total lease payments	6,655
Less: Imputed interest	(740)
Present value of operating lease liabilities	$5,915